TAX EXPENSE - Recognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TAX EXPENSE
Recognized deferred tax assets (liabilities)	$ 2,405
Property, plant and equipment [member]
TAX EXPENSE
Recognized deferred tax assets (liabilities)	(216)	$ (8,173)
Site closure provisions [member]
TAX EXPENSE
Recognized deferred tax assets (liabilities)	2,363
Long term debt
TAX EXPENSE
Recognized deferred tax assets (liabilities)		(1,786)
Non-capital losses
TAX EXPENSE
Recognized deferred tax assets (liabilities)	1,397	10,447
Intercompany debt
TAX EXPENSE
Recognized deferred tax assets (liabilities)	(1,619)
Other
TAX EXPENSE
Recognized deferred tax assets (liabilities)	$ 480	$ (488)